Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Non-current financial assets
Schedule of non-current financial assets

	December 31,	December 31,
	2022	2021
Security rental deposits	54,355	57,908
Total non‑current financial assets	54,355	57,908